Schedule of Investments
as of September 30, 2024 (Unaudited)
The European Equity Fund, Inc.
Shares Value ($)
Common Stocks 95.9%
Germany 24.2%
Air Freight & Logistics 1.6%
Deutsche Post AG 26,298 1,174,613
Diversified Telecommunication Services 3.2%
Deutsche Telekom AG (Registered) 83,257 2,451,582
Health Care Providers & Services 2.0%
Fresenius SE & Co KGaA* 40,019 1,528,479
Independent Power & Renewable Electricity Producers 0.9%
RWE AG 18,682 681,227
Insurance 3.3%
Allianz SE (Registered) 7,564 2,489,774
Interactive Media & Services 1.4%
Scout24 SE 144A 12,092 1,042,277
Machinery 2.0%
Daimler Truck Holding AG 17,444 654,575
Knorr-Bremse AG 9,357 833,677
1,488,252
Multi-Utilities 1.3%
E.ON SE 65,340 973,665
Passenger Airlines 0.8%
Deutsche Lufthansa AG (Registered) 81,593 599,053
Pharmaceuticals 1.5%
Merck KGaA 6,583 1,160,559
Semiconductors & Semiconductor Equipment 1.1%
Infineon Technologies AG 23,718 832,574
Software 2.1%
SAP SE 6,979 1,591,697
Textiles, Apparel & Luxury Goods 2.0%
adidas AG 3,033 805,106
Puma SE 16,346 683,958
1,489,064
Trading Companies & Distributors 1.0%
Brenntag SE 10,610 792,952
Total Germany (Cost $15,222,544) 18,295,768

Shares Value ($)
France 17.3%
Building Products 2.2%
Cie de Saint-Gobain SA 18,311 1,669,655
Construction & Engineering 1.6%
Vinci SA 10,591 1,240,240
Electrical Equipment 0.2%
Schneider Electric SE 615 162,084
Insurance 3.8%
AXA SA 56,414 2,173,551
SCOR SE 28,500 637,914
2,811,465
IT Services 0.9%
Capgemini SE 3,101 671,086
Media 1.3%
Vivendi SE 85,716 992,763
Oil, Gas & Consumable Fuels 1.7%
TotalEnergies SE 19,869 1,296,935
Personal Care Products 1.9%
L'Oreal SA 3,224 1,446,310
Pharmaceuticals 1.9%
Sanofi SA 12,217 1,402,705
Textiles, Apparel & Luxury Goods 1.8%
LVMH Moet Hennessy Louis Vuitton SE 1,769 1,358,996
Total France (Cost $11,297,884) 13,052,239
United Kingdom 15.5%
Banks 3.6%
HSBC Holdings PLC 302,012 2,710,045
Commercial Services & Supplies 0.7%
Rentokil Initial PLC 115,540 564,556
Electric Utilities 0.2%
SSE PLC 7,371 186,112
Hotels, Restaurants & Leisure 2.7%
Compass Group PLC 63,078 2,024,876
Media 1.2%
Informa PLC 83,569 919,097
Oil, Gas & Consumable Fuels 2.4%
Shell PLC 54,481 1,771,549
Pharmaceuticals 1.8%
AstraZeneca PLC 8,552 1,328,840

Shares Value ($)
Professional Services 2.0%
RELX PLC 31,571 1,485,484
Trading Companies & Distributors 0.9%
Ashtead Group PLC 8,718 676,381
Total United Kingdom (Cost $8,269,240) 11,666,940
Switzerland 8.6%
Chemicals 3.1%
DSM-Firmenich AG 9,121 1,258,412
Sika AG (Registered) 3,153 1,047,013
2,305,425
Food Products 1.9%
Nestle SA (Registered) 13,981 1,408,211
Pharmaceuticals 2.2%
Roche Holding AG 5,062 1,623,921
Semiconductors & Semiconductor Equipment 0.7%
STMicroelectronics NV 18,529 550,979
Textiles, Apparel & Luxury Goods 0.7%
Cie Financiere Richemont SA ''A'' (Registered) 3,520 558,359
Total Switzerland (Cost $6,801,141) 6,446,895
Netherlands 7.7%
Automobiles 0.7%
Stellantis NV 36,346 503,205
Banks 3.2%
ABN AMRO Bank NV (CVA) 144A 67,370 1,218,153
ING Groep NV 65,131 1,182,683
2,400,836
Semiconductors & Semiconductor Equipment 3.8%
ASML Holding NV 3,463 2,881,010
Total Netherlands (Cost $3,105,812) 5,785,051
Denmark 6.6%
Air Freight & Logistics 1.4%
DSV A/S 5,317 1,100,280
Pharmaceuticals 5.2%
Novo Nordisk A/S ''B'' 33,158 3,905,029
Total Denmark (Cost $1,673,288) 5,005,309

Shares Value ($)
Sweden 4.1%
Banks 2.4%
Swedbank AB ''A'' 85,000 1,805,887
Machinery 1.7%
Atlas Copco AB ''A'' 68,091 1,319,987
Total Sweden (Cost $2,024,768) 3,125,874
Spain 3.5%
Banks 2.4%
Banco Santander SA 345,506 1,773,565
Specialty Retail 1.1%
Industria de Diseno Textil SA 14,554 862,959
Total Spain (Cost $2,043,521) 2,636,524
United States 3.3%
Construction Materials 3.3%
CRH PLC (Cost $1,354,353) (a) 27,092 2,476,820
Italy 2.6%
Banks 1.7%
Intesa Sanpaolo SpA 309,588 1,325,619
Beverages 0.9%
Davide Campari-Milano NV 76,418 648,031
Total Italy (Cost $1,871,645) 1,973,650
Ireland 1.8%
Containers & Packaging 1.8%
Smurfit WestRock PLC (Cost $1,428,553) 26,343 1,320,386
Norway 0.7%
Banks 0.7%
DNB Bank ASA (Cost $481,615) 24,076 494,589
Total Common Stocks (Cost $55,574,364) 72,280,045

Shares Value ($)
Preferred Stocks 1.6%
Germany 1.6%
Automobiles 1.6%
Porsche Automobil Holding SE 12,572 576,264
Volkswagen AG 5,686 603,737
1,180,001
Total Germany (Cost $2,520,052) 1,180,001
Total Preferred Stocks (Cost $2,520,052) 1,180,001
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 4.93%
(Cost $1,630,527) (b) 1,630,527 1,630,527
% of Net
Assets Value ($)
Total Investment Portfolio
(Cost $59,724,943) 99.7 75,090,573
Other Assets and Liabilities, Net
0.3 295,717
Net Assets
100.0 75,386,290

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended
September 30, 2024 are as follows:
Net
Change
Value ($) at
12/31/2023
Purchases
Cost
($)
Sales
Proceeds
($)
Net
Real-
ized
Gain/
(Loss)
($)
in
Unreal-
ized
Appreci-
ation/
(Depreci-
ation)
($)
Income
($)
Capital
Gain
Distri-
butions
($)
Number
of Shares
at
9/30/2024
Value ($)
at
9/30/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 4.82%
(b) (c)
– 0 (d) – – – 10,586 – – –
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 4.93% (b)
1,250,300 7,107,746 6,727,519 – – 62,439 – 1,630,527 1,630,527
1,250,300 7,107,746 6,727,519 – – 73,025 – 1,630,527 1,630,527
* Non-income producing security.
(a) CRH PLC is domiciled in United States and is listed on the London Stock Exchange.
(b) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2024.
144A: Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CVA: Credit Valuation Adjustment

(e) See Schedule of Investments for additional detailed categorizations .
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the
Fund’s investments.
Assets Level 1 Level 2 Level 3 Total
Common Stocks and/or Other Equity Investments (e)
Germany $ 19,475,769 $ — $ — $ 19,475,769
France 13,052,239 — — 13,052,239
United Kingdom 11,666,940 — — 11,666,940
Switzerland 6,446,895 — — 6,446,895
Netherlands 5,785,051 — — 5,785,051
Denmark 5,005,309 — — 5,005,309
Sweden 3,125,874 — — 3,125,874
Spain 2,636,524 — — 2,636,524
United States 2,476,820 — — 2,476,820
Italy 1,973,650 — — 1,973,650
Ireland 1,320,386 — — 1,320,386
Norway 494,589 — — 494,589
Short-Term Instruments (e) 1,630,527 — — 1,630,527
Total $ 75,090,573 $ — $ — $ 75,090,573

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from
fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest
.
CLOSED-END FUNDS
The shares of most closed-end funds, including the Fund, are not continuously offered.
Once issued, shares of closed-end funds are bought and sold in the open market. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment
Management Americas Inc. and RREEF America L.L.C., which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
EEA-PH3
R-080548-2 (1/25)